Condensed Consolidated Changes in Redeemable Preferred Stock and Stockholders' Deficit (Parenthetical) - $ / shares	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017
Series C Preferred Units
Par value per share (in dollars per share)	$ 17.5	$ 17.50	$ 17.50	$ 17.50
Series B Preferred Units
Par value per share (in dollars per share)	$ 12.43		$ 12.43		$ 12.43	$ 12.43	$ 12.43